PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 13,232
End of period	11,013	$ 13,232
Finance lease receivables	1,419
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	874
End of period	767	874
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	19,118	22,392
Additions (cash and non-cash)	2,912	3,280
Dispositions	(5,586)	(2,609)
Acquisitions through business combinations	116	10
Transfers and assets reclassified as held for sale		(2,681)
Assets reclassified as held for sale	(333)
Foreign currency translation and other	1,096	(1,274)
End of period	17,323	19,118
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,421	2,054
Additions (cash and non-cash)	270	271
Dispositions	(344)	(819)
Acquisitions through business combinations	20	5
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	81	(90)
End of period	1,369	1,421
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(5,886)	(6,668)
Dispositions	1,191	1,152
Depreciation/depletion/impairment expense	(1,445)	(1,809)
Transfers and assets reclassified as held for sale		1,156
Assets reclassified as held for sale	142
Foreign currency translation and other	(312)	283
End of period	(6,310)	(5,886)
Accumulated depreciation and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(547)	(758)
Dispositions	153	438
Depreciation/depletion/impairment expense	(233)	(259)
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	(21)	32
End of period	(602)	(547)
Land | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	237
End of period	289	237
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Land | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	237	283
Additions (cash and non-cash)	18	2
Dispositions	(6)	(37)
Acquisitions through business combinations	22	0
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	18	(11)
End of period	289	237
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Land | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	0	0
Dispositions	0	0
Depreciation/depletion/impairment expense	0	0
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	0	0
End of period	0	0
Buildings | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,602
End of period	2,266	3,602
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	(68)
Buildings | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	4,282	4,233
Additions (cash and non-cash)	364	358
Dispositions	(1,969)	(67)
Acquisitions through business combinations	38	3
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	146	(245)
End of period	2,793	4,282
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	39
Buildings | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(680)	(589)
Dispositions	306	14
Depreciation/depletion/impairment expense	(155)	(141)
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	(37)	36
End of period	(527)	(680)
Machinery and equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	5,396
End of period	5,317	5,396
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	(180)
Machinery and equipment | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	8,409	9,159
Additions (cash and non-cash)	1,382	1,317
Dispositions	(1,466)	(1,280)
Acquisitions through business combinations	35	2
Transfers and assets reclassified as held for sale		(3)
Foreign currency translation and other	723	(786)
End of period	8,903	8,409
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	57
Machinery and equipment | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(3,013)	(2,767)
Dispositions	477	505
Depreciation/depletion/impairment expense	(913)	(889)
Transfers and assets reclassified as held for sale		1
Foreign currency translation and other	(194)	137
End of period	(3,586)	(3,013)
Vessels | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,372
End of period	1,884	2,372
Vessels | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Vessels | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,930	4,643
Additions (cash and non-cash)	832	1,302
Dispositions	(1,419)	(337)
Acquisitions through business combinations	0	0
Transfers and assets reclassified as held for sale		(2,678)
Foreign currency translation and other	0	0
End of period	2,343	2,930
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Vessels | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(558)	(1,650)
Dispositions	150	173
Depreciation/depletion/impairment expense	(51)	(236)
Transfers and assets reclassified as held for sale		1,155
Foreign currency translation and other	0	0
End of period	(459)	(558)
Other | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	751
End of period	490	751
Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	(6)
Other | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,839	2,020
Additions (cash and non-cash)	46	30
Dispositions	(382)	(69)
Acquisitions through business combinations	1	0
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	128	(142)
End of period	1,626	1,839
Other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Other | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(1,088)	(904)
Dispositions	105	22
Depreciation/depletion/impairment expense	(93)	(284)
Transfers and assets reclassified as held for sale		0
Foreign currency translation and other	(60)	78
End of period	(1,136)	$ (1,088)
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	(79)
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	$ 46